Note 11 - Earnings Per Common Share	12 Months Ended
Dec. 30, 2012
Earnings Per Share [Text Block]
11. EARNINGS PER COMMON SHARE

The following is a reconciliation of basic and fully diluted earnings per common share for the years ended December 30, 2012 and December 25, 2011:

	December 30 2012	December 25 2011

Income available to common stockholders	$180,099	$1,842,186

Weighted-average shares outstanding	18,949,556	18,902,782
Effect of dilutive securities	142,293	152,718
Weighted-average shares outstanding - assuming dilution	19,091,849	19,055,500

Earnings per common share	$0.01	$0.10
Earnings per common share - assuming dilution	$0.01	$0.10